FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	$ 82,170	$ 29,889
Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facility	(447,000)	(330,000)
Carrying Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	82,170	29,889
Carrying Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit Facility	$ (447,000)	$ (330,000)